UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : March 31, 2013
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management LLC
Address: 3000 Sand Hill Road
	 Bldg 3-230
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	May 8, 2013



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 53

Form 13F Information Table Value Total : $252457



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARM Holdings                   COM              042068106     5454   128725 SH       Sole                   128725
AbbVie Inc.                    COM              002874Y10     1019    25000 SH       Sole                    25000
Abbott Laboratories            COM              002824100      883    25000 SH       Sole                    25000
Amazon.com                     COM              023135106    13214    49586 SH       Sole                    49586
Apple Computer                 COM              037833100      531     1200 SH       Sole                     1200
Automatic Data Processing, Inc COM              053015103      449     6911 SH       Sole                     6911
Baidu                          COM              056752108     6139    70000 SH       Sole                    70000
Berk. Hath. Class B            COM              084670207     2881    27650 SH       Sole                    27650
CafePress                      COM              12769A103      712   118483 SH       Sole                   118483
Citrix Systems, Inc            COM              177376100     6803    94290 SH       Sole                    94290
Dolby Laboratories, Inc.       COM              25659T107      503    15000 SH       Sole                    15000
EMC Corporation                COM              268648102     1063    44500 SH       Sole                    44500
Equinix                        COM              29444U502     7571    35000 SH       Sole                    35000
Facebook, Inc.                 COM              30303M102    25199   985123 SH       Sole                   985123
Financial Engines, Inc.        COM              317485100     8632   238324 SH       Sole                   238324
Fusion-io Inc.                 COM              36112j107     8185   500003 SH       Sole                   500003
GenCorp                        COM              368682100      160    12000 SH       Sole                    12000
General Electric               COM              369604103     1295    56016 SH       Sole                    56016
General Mills                  COM              370334104     1315    26672 SH       Sole                    26672
Google Inc                     COM              38259P508     6588     8295 SH       Sole                     8295
Guidewire Software             COM              40171V100     8708   226525 SH       Sole                   226525
Halliburton Co.                COM              406216101      942    23300 SH       Sole                    23300
IBM                            COM              459200101     3199    15000 SH       Sole                    15000
Imperva                        COM              45321L100     9717   252395 SH       Sole                   252395
Informatica Corp.              COM              45666Q102     8565   248464 SH       Sole                   248464
Intel                          COM              458140100     1092    50000 SH       Sole                    50000
Intuit, Inc.                   COM              461202103      463     7050 SH       Sole                     7050
Johnson & Johnson              COM              478160104     1421    17428 SH       Sole                    17428
Liberty Global Inc             COM              530555101      237     3450 SH       Sole                     3450
Linear Technology              COM              535678106     1650    43001 SH       Sole                    43001
Linkedin Corporation           COM              53578A108     6963    39550 SH       Sole                    39550
LogMeIn                        COM              54142L109     4237   220472 SH       Sole                   220472
MakeMyTrip                     COM              V5633W109     1411   101541 SH       Sole                   101541
Mercadolibre, Inc.             COM              58733R102    10414   107855 SH       Sole                   107855
Merck                          COM              589331107     1020    23068 SH       Sole                    23068
Minnesota Mining               COM              604059105      425     4000 SH       Sole                     4000
NetSuite Inc.                  COM              64118Q107     8887   111002 SH       Sole                   111002
Oracle Corporation             COM              68389X105      647    20000 SH       Sole                    20000
Proofpoint                     COM              743424103     7360   436564 SH       Sole                   436564
Qualcomm Inc                   COM              747525103     8301   124000 SH       Sole                   124000
Rackspace Hosting              COM              750086100     5747   113854 SH       Sole                   113854
Red Hat, Inc                   COM              756577102     8043   159085 SH       Sole                   159085
Royal Dutch Shell PLC          COM              780259206      261     4000 SH       Sole                     4000
Salesforce.com Inc.            COM              79466L302     7111    39762 SH       Sole                    39762
Schlumberger Ltd.              COM              806857108     1198    16000 SH       Sole                    16000
Schwab Charles Corp            COM              808513105      177    10000 SH       Sole                    10000
ServiceNow                     COM              81762P102     6335   175000 SH       Sole                   175000
Silver Spring Networks, Inc    COM              82817Q103      643    37083 SH       Sole                    37083
Target CP                      COM              239753106      899    13140 SH       Sole                    13140
VMWare                         COM              928563402     5621    71260 SH       Sole                    71260
Visa, Inc.                     COM              92826C839      849     5000 SH       Sole                     5000
Workday                        COM              98138H101     9249   150080 SH       Sole                   150080
Xoom Corporation               COM              98419Q101    22067   966146 SH       Sole                   966146